Commitments and Contingent Liabilities - Future minimum rental payments (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012
Leases Future Minimum Payments [Line Items]
Minimum rental payment in 2013	$ 9.1
Minimum rental payment in 2014	5.4
Minimum rental payment in 2015	4.2
Minimum rental payment in 2016	2.4
Minimum rental payment in 2017	1.9
Minimum rental payment Thereafter	3.7
Minimum rental payment Total	$ 26.7